Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash & cash equivalents	$ 707,206	$ 332,227
Accounts receivable	16,678	20,151
Inventories	47,686	40,089
Prepaid expenses	9,589	5,445
Income tax receivable	13,471	0
Current assets	794,630	397,912
Non-current assets
Other long-term assets	255,329	165,092
Restricted cash	0	22,190
Mining interests and plant and equipment	1,496,926	1,117,170
Deferred tax assets	10,732	7,796
Total assets	2,557,617	1,710,160
Current liabilities
Accounts payable and accrued liabilities	151,760	125,635
Share based liabilities	36,783	4,276
Lease obligations	10,176	12,465
Income tax payable	188,450	34,434
Provisions	29,776	15,817
Current liabilities	416,945	192,627
Non-current liabilities
Share based liabilities	18,474	0
Lease obligations	5,140	9,759
Provisions	43,987	40,878
Deferred tax liabilities	256,317	203,790
Total liabilities	740,863	447,054
Shareholders' equity
Share capital	886,309	923,964
Reserves	28,843	35,135
Accumulated other comprehensive income (loss)	14,571	(87,911)
Retained earnings	887,031	391,918
Shareholders' equity	1,816,754	1,263,106
Liabilities and shareholders' equity	$ 2,557,617	$ 1,710,160